UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

106 Decker Court, Suite 226, Irving, TX 75062

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 320-2185

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Epiphany FFV Fund

Class A shares: EPVAX

Class C shares: EPVCX

Class N shares: EPVNX

Epiphany FFV Strategic Income Fund Class A shares: EPIAX Class C shares: EPICX Class N shares: EPINX	Epiphany FFV Latin America Fund Class A Shares: ELAAX Class C Shares: ELACX Class N shares: ELANX

SEMI - ANNUAL REPORT

April 30, 2014

(UNAUDITED)

1-800-320-2185

www.epiphanyfunds.com

EPIPHANY FFV FUND

LETTER TO SHAREHOLDERS

APRIL 30, 2014 (UNAUDITED)

Dear Epiphany Shareholder:

Epiphany Funds continues to focus on faith-based investing.  The Funds have continued to experience asset growth during this reporting period.  Thanks to new deposits and continued equity market growth, the Funds reached new heights, closing the period at $49 million in total assets, up from $44 million on October 31, 2013.   We expect to continue this growth pattern as we add new platforms and distribution partners, and build stronger relationships with our existing partners.  The greater number of distribution channels we can open, the greater our exposure and the easier it becomes for individuals to invest in the funds.  With more shareholders and assets, you have a better opportunity to influence companies and it should lead to a lower fund expense ratio as well.  Both of these are important goals for us in service to the shareholders.

Epiphany FFV Fund

The Fund’s objective is long-term growth of capital. The Fund’s performance for the six month period ended April 30, 2014 was 6.87%, as compared to its benchmark, the S&P 500, which returned 8.36%.  The Fund mainly consists of large company stocks.  Equity markets remained strong during the period and the Fund participated in these gains.  We believe equities will continue their uptrend in 2014, just not at the same pace as 2013.  This is a great opportunity for future growth for the Fund.  The Fund will continue to search, purchase, and hold securities that promote the common good and show excellent investment opportunity to build long-term shareholder value.

Epiphany FFV Strategic Income Fund

The Fund’s objective is to seek income.  The performance for the six month period ended April 30, 2014 was 2.53%, compared to the Barclays Intermediate Aggregate Index, which returned 1.07%.  The Fund mainly consists of income producing securities.  Income markets had their best gains in some time during the period and the Fund benefited accordingly.  We believe that the Federal Reserve Bank will not change interest rates much until 2015,but will continue the strategy to taper bond buying.  This should mean not much change in interest rates.  The Fund’s continued strength is security selection flexibility that should serve well to find yield until interest rates normalize.  The Fund is able to invest in a variety of investments for income.

Epiphany FFV Latin America

The Fund’s objective is long-term growth of capital through investment in Latin America equity securities.  The Fund’s performance for the six month period ended April 30, 2014 was -2.68%, compared to the S&P Latin America 40 Index performance of -3.10%.  The Fund mainly consists of equity securities of companies with operations in Latin America.  This market continues to be down, but there is good news in this story.  The Fund and the benchmark index showed a very nice positive gain after February 2014.  We are strong believers in Latin America and we remain focused on Mexico.  The region stands to make a robust recovery as the United States continues to recover from 2008.  The companies in the Fund are at very positive valuations and most pay very healthy dividends to investors.  We believe there is a buy opportunity in this region for most long-term investors.

EPIPHANY FFV FUND

LETTER TO SHAREHOLDERS (CONTINUED)

APRIL 30, 2014 (UNAUDITED)

FFV Scorecard® and Proxy Voting

As I have written before, I have three goals for Epiphany Funds.  First, we will continue to promote and improve the FFV Scorecard®, Trinity’s proprietary screening methodology.   Second, we will offer investment options with competitive investment performance, with the goal of capturing market gains and limiting losses. Third, we will continue to grow the assets in Epiphany Funds and to provide additional screened investment options.

We have just finished the push for this year’s proxy season.  We want to assure you that we take our responsibility to exercise our shareholder right to vote very seriously, and are very diligent in our effort to always place votes that are in line with our shareholders’ values, and not necessarily in line with the company’s management recommendations. As we continue to grow assets, we will increase our communications with the companies we hold to try and influence their activities and decisions to ensure that family values remain a part of the decision making process.  Together, we plan to make a difference in the world.

In closing, I would like to personally thank you for your confidence and trust in Epiphany Funds.  Our entire team remains focused on our goal of Investing With Purpose and will continue to do all that we can to deserve your trust.   May God bless you and your families during this summer season.

Respectfully,

Sam Saladino

President and Portfolio Manager

*FFV Fund, FFV Latin America, and FFV Strategic Income performance represents the Class N shares from 11/1/2013 to 4/30/2014.

Cautionary Statement

Our views and opinions regarding the investment prospects of our portfolio holdings and funds are forward looking statements which may or may not be accurate over the long term.  While we have a reasonable basis for our appraisals, and we have confidence in our opinions, actual results may differ materially from those we anticipate.  Information provided in this letter should not be considered a recommendation to purchase or sell any particular security.

The fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus or summary prospectus contains this and other important information about the investment company, and it may be obtained by calling 1-800-320-2185, or visiting www.epiphanyfunds.com.  Read it carefully before investing.  The Epiphany Funds are distributed by Rafferty Capital Markets, LLC.

All performance data quoted above is as of 04/30/2014.  The performance data quoted here represents past performance.  Current performance may be lower or higher than the data quoted.  Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  Past performance is no guarantee of future results.  A Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  For performance information current to the most recent month-end, please call toll-free 1-800-320-2185.

All investments are subject to risk, including the possible loss of capital. Investments in companies with ecological and environmental products are subject to political priorities and changing government regulations and subsidies that may impact the value of their securities. The Epiphany FFV Latin America Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.

The Barclays Capital Intermediate Aggregate Bond Index is an unmanaged index maintained by Barclays Capital.  TheS&P Latin America 40 Index is an index from Standard & Poor’s that tracks Latin America stocks.  Companies from Brazil, Chile, Mexico and Peru are included in this index.  You cannot invest directly in an index.

EPIPHANY FFV FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Telecommunication Services 3.29%
Utilities 3.74%
Cash Equivalents 0.88%
Real Estate Investment Trusts 1.10%
Materials 4.32%
Consumer Discretionary 19.72%
Information Technology 10.64%
Consumer Staples 11.06%
Industrials 9.69%
Energy 10.90%
Health Care 12.04%
Financials 12.62%

Sectors are based on Bloomberg® classifications.

EPIPHANY FFV STRATEGIC INCOME FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are based on Bloomberg® classifications.

EPIPHANY FFV LATIN AMERICA FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Exchange Traded Funds
5.48%
Consumer Discretionary
6.36%
Consumer Staples
22.25%
Energy
6.97%
Financials
16.58%
Industrials
10.60%
Materials
16.25%
Cash Equivalents
2.08%
Telecommunication
Services
6.94%
Utilities
6.49%

Sectors are based on Bloomberg ® classifications.

EPIPHANY FFV FUND

SCHEDULE OF INVESTMENTS

April 30, 2014 (UNAUDITED)

		Value
COMMON STOCKS - 97.93%

Accident & Health Insurance - 1.49%
12,251	Unum Group	$ 406,978

Air Transportation, Scheduled - 2.17%
16,126	Delta Air Lines, Inc.	593,921

Aircraft Engines & Engine Parts - 2.09%
4,826	United Technologies Corp.	571,061

Beverages - 1.50%
10,059	Coca-Cola Enterprises	410,307

Biological Products (No Diagnostic Substances) - 2.06%
5,034	Amgen, Inc.	562,549

Computer & Office Equipment - 3.73%
18,040	Hewlett Packard Co.	596,402
2,151	International Business Machines Corp.	422,607
		1,019,009
Computer Storage Devices - 2.16%
6,696	Western Digital Corp.	589,784

Construction Machinery & Equipment - 1.51%
15,550	Columbus Mckinnon Corp. *	411,919

Crude Petroleum & Natural Gas - 2.04%
7,978	Devon Energy Corp.	558,460

Dolls & Stuffed Toys - 1.55%
10,821	Mattel, Inc.	424,345

Drilling Oil & Gas Wells - 2.20%
17,081	Seadrill, Ltd.	601,593

Electric & Other Services Combined - 1.66%
12,947	Exelon Corp.	453,533

Electric Services - 2.07%
5,678	NextEra Energy, Inc.	566,948

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.16%
8,650	Emerson Electric Co.	589,757

Engines & Turbines - 1.42%
9,656	Brunswick Corp.	388,075

Fats & Oils - 1.46%
9,165	Archer Daniels Midland Co.	400,785

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

April 30, 2014 (UNAUDITED)

		Value
Fire, Marine & Casualty Insurance - 1.29%
8,020	Loews Corp.	$ 352,639

Food & Kindred Products - 2.13%
12,791	Campbell Soup Co.	581,863

Household Audio & Video Equipment - 1.58%
3,936	Harman International Industries, Inc.	431,425

Men's & Boy's Furnishings, Work Clothing & Allied Garments - 2.14%
9,563	V.F. Corp.	584,204

Metalworking Machinery & Equipment - 1.52%
6,204	Lincoln Electric Holdings, Inc.	414,489

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.70%
4,167	Energizer Holdings, Inc.	465,412

Motor Vehicles & Passenger Car Bodies - 4.65%
17,766	General Motors Co.	612,572
10,297	PACCAR, Inc.	658,802
		1,271,374
National Commercial Banks - 7.76%
7,662	Capital One Financial Corp.	566,222
29,976	KeyCorp.	408,873
6,797	PNC Financial Services Group, Inc.	571,220
14,095	U.S. Bancorp.	574,794
		2,121,109
Oil & Gas Field Services, NEC - 4.56%
8,961	Halliburton Co.	565,170
6,705	Schlumberger Ltd.	680,893
		1,246,063
Paper Mills - 2.14%
12,540	International Paper Co.	584,991

Petroleum Refining - 2.10%
7,721	ConocoPhillips	573,748

Pharmaceutical Preparations - 1.50%
4,465	Forest Laboratories, Inc. *	410,378

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 2.18%
17,344	Sealed Air Corp.	595,073

Plastics Products, NEC - 1.49%
13,538	Newell Rubbermaid, Inc.	407,629

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

April 30, 2014 (UNAUDITED)

		Value
Radiotelephone Communications - 2.18%
20,349	T-Mobile US, Inc. *	$ 596,022

Retail-Auto & Home Supply Stores - 1.48%
3,341	Advanced Auto Parts, Inc.	405,230

Retail-Drug Stores & Proprietary Stores - 2.33%
9,549	Express Scripts Holding Co. *	635,772

Retail-Eating Places - 2.13%
5,755	McDonalds Corp.	583,442

Retail-Grocery Stores - 2.13%
12,678	Kroger Co.	583,695

Retail-Variety - 2.12%
5,009	Costco Wholesale Corp.	579,441

Semiconductors & Related Devices - 2.15%
30,904	Applied Materials, Inc.	589,030

Services-Auto Rental & Leasing (No Drivers) - 1.51%
14,516	Hertz Global Holdings, Inc. *	413,271

Services-Business Services, NEC - 2.72%
1,253	Alliance Data Systems Corp. *	303,101
36,474	Xerox Corp.	440,971
		744,072
Services-Computer Integrated Systems Design - 0.98%
12,890	Mentor Graphics Corp.	266,823

Services-Help Supply Services - 1.98%
8,419	Insperity, Inc.	269,913
10,120	TrueBlue, Inc. *	270,710
		540,623
State Commercial Banks - 2.07%
27,418	Fifth Third Bancorp.	565,085

Surgical & Medical Instruments & Apparatus - 6.14%
10,672	CareFusion Corp. *	416,848
8,121	Covidien Plc.	578,621
8,792	Stryker Corp.	683,578
		1,679,047

TOTAL FOR COMMON STOCKS (Cost $23,869,803) - 97.93%		26,770,974

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

April 30, 2014 (UNAUDITED)

		Value

REAL ESTATE INVESTMENT TRUSTS - 1.10%
3,592	American Tower Corp.	$ 300,004

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $266,386) - 1.10%		300,004

SHORT TERM INVESTMENTS - 0.88%
241,624	Fidelity Money Market Portfolio Institutional Class 0.08% **	241,624

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $241,624) - 0.88%		241,624

TOTAL INVESTMENTS (Cost $24,377,813) - 99.91%		27,312,602

OTHER ASSETS LESS LIABILITIES - 0.09%		25,215

NET ASSETS - 100.00%		$27,337,817

** Variable rate security; the coupon rate shown represents the coupon at April 30, 2014.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2014 (UNAUDITED)

		Value
COMMON STOCKS - 5.00%

Aircraft Engines & Engine Parts - 0.18%
246	United Technologies Corp.	$ 29,109

Auto Controls for Regulating Residential & Commercial Environments & Appliances - 0.14%
378	Ingersoll-Rand Plc.	22,604

Bottled & Canned Soft Drinks & Carbonated Waters - 0.17%
603	Coca-Cola Enterprises, Inc.	27,400

Computer Storage Devices - 0.32%
318	SanDisk Corp.	27,020
687	NetApp, Inc.	24,464
		51,484
Crude Petroleum & Natural Gas - 0.17%
899	Vanguard Natural Resources, LLC	27,132

Electric & Other Services Combined - 0.14%
483	Wisconsin Energy Corp.	23,416

Electric Services - 0.33%
246	NextEra Energy, Inc.	24,563
514	Pinnacle West Capital Corp.	28,758
		53,321
Hospital & Medical Service Plans - 0.17%
384	Aetna, Inc.	27,437

Household Appliances - 0.16%
167	Whirlpool Corp.	25,614

Life Insurance - 0.17%
528	MetLife, Inc.	27,641

Malt Beverages - 0.18%
481	Molson Coors Brewing Co. Class B	28,846

Mens & Boys Furnishings Work Clothing & Allied Garments - 0.15%
411	V.F. Corp.	25,108

Motor Vehicle Parts & Accessories - 0.17%
346	Lear Corp.	28,739

National Commercial Banks - 0.16%
707	BB&T Corp.	26,392

Natural Gas Distribution - 0.17%
544	Atmos Energy Corp.	27,766

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2014 (UNAUDITED)

		Value
Oil & Gas Field Services, NEC - 0.20%
519	Halliburton Co.	$ 32,733

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.17%
297	Zimmer Holdings, Inc.	28,750

Plastic Material, Synth Resin, Rubber, Cellulos (No Glass) - 0.16%
520	The Dow Chemical Co.	25,948

Public Bldg. & Related Furniture - 0.15%
546	Johnson Controls, Inc.	24,646

Railroads, Line-Haul Operating - 0.18%
156	Union Pacific Corp.	29,707

Retail-Apparel & Accessory Stores - 0.20%
395	Hanesbrands, Inc.	32,426

Retail-Grocery Stores - 0.17%
611	The Kroger Co.	28,130

Search, Detection, Navagation, Guidance, Aeronautical Systems - 0.15%
256	Raytheon Co.	24,443

Services-Help Supply Services - 0.18%
366	Manpower Group, Inc.	29,770

State Commercial Banks - 0.15%
373	State Street Corp.	24,081

Surgical & Medical Instruments & Apparatus - 0.18%
206	3M Co.	28,653

Telephone Communications ( No Radio Telephone) - 0.16%
1,293	Consolidated Communications Holdings, Inc.	25,757

Water Supply - 0.17%
623	American Water Works Co.	28,365

TOTAL FOR COMMON STOCKS (Cost $690,540) - 5.00%		815,418

CLOSED-END MUTUAL FUNDS - 3.62%
7,481	BlackRock Floating Rate Income Strategies Fund	108,325
8,407	BlackRock Limited Duration Income Trust Fund	145,861
5,580	Blackstone Gso Long-Short Credit Income Fund	99,045
9,690	Calamos Strategic Total Return Fund	109,303
15,000	Putnam High Income Securities Fund	126,600

TOTAL FOR CLOSED-END MUTUAL FUNDS (Cost $560,405) - 3.62%		589,134

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2014 (UNAUDITED)

		Value
CORPORATE BONDS - 26.98%
200,000	Avon Products, Inc. 5.75%, 03/01/2018	$ 219,480
100,000	Ball Corp. 6.75%, 09/15/2020	107,250
65,000	Bb&t Corp. 4.90%, 06/30/2017	71,036
100,000	Block Financial LLC 5.125%, 10/30/2014	102,036
150,000	Buckeye Partners, L.P. 5.50%, 08/15/19	165,012
150,000	ConocoPhillips 5.75%, 02/01/2019	175,080
100,000	Devon Energy Corp. 6.30, 01/15/2019	117,064
400,000	Federal Home Loans Banks 1.50%, 03/27/2019 **	398,958
400,000	Federal Home Loans Banks 1.00%, 01/30/2018	394,960
300,000	Federal Farm Credit Banks 2.35%, 02/12/2020	300,200
70,000	Fifth Third Bancorp 4.50%, 06/01/2018	76,093
150,000	Freeport McMoran Copper & Gold, Inc. 2.375%, 03/15/2018	150,850
325,000	Friendly Hills Bank 2.25%, 04/30/2024 **	325,322
50,000	Hartford Financial Services Group, Inc. 5.50%, 10/15/2016	55,204
100,000	HSBC USA, Inc. 2.625%, 09/24/2018	102,863
100,000	Jabil Circuit, Inc. 7.75%, 07/15/2016	113,500
50,000	Johnson Controls, Inc. 5.50%, 01/15/2016	53,842
150,000	L-3 Communications Corp. 3.95%, 11/15/2016	159,975
200,000	Morgan Stanley 1.25%, 12/15/2015 **	200,271
200,000	Newfield Exploration Co. 6.875%, 02/01/2020	213,000
100,000	ONEOK Partners L.P. 3.25%, 2/01/2016	104,048
70,000	Regions Financial Corp. 5.75%, 06/15/2015	73,664
150,000	Regions Financial Corp. 7.75%, 11/10/2014	155,625
100,000	Spectra Energy Capital, LLC 5.668%, 08/15/2014	101,356
175,000	Transocean Inc. 6.00, 03/15/2018 (Cayman Islands)	195,416
150,000	Wellpoint, Inc. 5.25, 01/15/2016	161,082
100,000	Wyndham Worldwide Corp. 4.25%, 03/01/2022	101,633

TOTAL FOR CORPORATE BONDS (Cost $4,313,976) - 26.98%		4,394,820

LIMITED PARTNERSHIPS - 0.97%
407	Alliance Holdings GP L.P.	27,188
336	Buckeye Partners, L.P.	25,607
526	Energy Transfer Partners L.P.	29,030
363	Enterprise Products Partners L.P.	26,546
572	Global Partners L.P.	23,223
359	Magellan Midstream Partners L.P.	26,641

TOTAL FOR LIMITED PARTNERSHIPS (Cost $107,924) - 0.97%		158,235

** Variable rate security; the coupon rate shown represents the coupon at April 30, 2014.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2014 (UNAUDITED)

		Value
MUNICIPAL BONDS - 8.45%
45,444	Colorado Housing & Finance Authority 5.22%, 05/01/2036	$ 45,586
100,000	Colorado Housing & Finance Authority B-2 1.051%, 05/01/2014 **	100,000
90,000	Delaware State Housing Authority 2.75%, 12/01/2041	89,151
200,000	Florida Home Loan Corp. 5.05%, 07/01/2026	207,092
250,000	Kentucky State Housing Corp. 3.168%, 01/01/2020	251,233
150,000	Massachusetts Housing Finance Agency 3.279%, 12/01/2020	150,878
45,000	Maryland State Community Dev. Admin. Dept. 5.75%, 09/01/2039	47,089
85,000	Maryland State Community Dev. Admin. Dept. 6.50%, 03/01/2043	84,972
45,000	Missouri State Housing Dev. Single Family 5.83%, 09/01/2017	46,837
15,000	Missouri State Housing Dev, Single Family 6.25%, 09/01/2032	15,053
20,000	New Hampshire State Housing & Finance 5.533%, 07/01/2037	20,090
10,000	New Mexico Mortgage Finance Authority 6.35%, 01/01/2028	10,405
80,000	North Carolina State Housing 4.00%, 01/01/ 2034	81,038
175,000	North Carolina State Housing 4.65%, 07/01/2021	181,571
45,000	Vancouver Washington Housing Authority 3.574%, 03/01/2016	46,318

TOTAL FOR MUNICIPAL BONDS (Cost $1,389,327) - 8.45%		1,377,313

PREFERRED SECURITIES - 19.88%
3,967	Aegon N.V. PFD 7.25%, 12/31/2049	100,801
4,000	Aegon N.V. PFD 6.500%, 12/31/2049	101,760
6,500	Allied Capital Corp. PFD 6.875%, 04/15/2047	160,225
3,907	American Capital Agency Corp. PFD 8.00%, 12/31/2049	102,168
4,000	American Financial Group, Inc. PFD 7.00%, 09/30/2050	103,640
4,000	Amtrust Financial Services, Inc. Class A PFD 6.75%, 12/31/2049	94,360
4,132	Annaly Capital Management, Inc. PFD 7.625%, 12/31/2049	103,300
4,400	Ashford Hospitality Trust Series A PFD 8.55%, 12/31/2049	113,300
3,795	Ashford Hospitality Trust Series E PFD 9.00%, 12/31/2049	102,769
4,000	Aspen Insurance Holdings Ltd. PFD 7.401%, 12/31/2049 ** (Bermuda)	105,145
4,000	Aviva PLC PFD 8.25%, 12/01/2041	111,160
5,000	Corporate Office Properties Trust Series L PFD 7.375%, 12/31/2049	129,050
6,000	DuPoint Fabros Tech Inc. PFD 7.875%, 12/31/2049	155,040
5,000	Endurance Specialty Holdings PFD 7.50%, 12/31/2049 (Bermuda)	131,550
7,000	First Potomac Realty Trust PFD 7.75%, 12/31/2049	178,920
4,000	HSBC Holdings Plc. PFD 8.125%, 12/31/2049 (U.K.)	104,680
4,000	Hospitality Properties Trust PFD 7.125%, 12/31/2049	103,200
3,903	JPMorgan Chase Capital XXIX PFD 6.70%, 04/02/2040	101,790
6,000	Ladenburg Thalmann Financial Services PFD 8.00%, 12/31/2049	134,100
5,500	Maiden Holdings North America Ltd. PFD 8.25%, 6/15/2049	143,935
60,000	PNC Financial Services Group, Inc. PFD 6.75%, 12/31/2049 **	66,150
2,000	Post Properties, Inc. Series A PFD 8.50%, 12/31/2049	120,060
4,000	Realty Income Corp. PFD 6.75%, 12/31/2049	101,520

** Variable rate security; the coupon rate shown represents the coupon at April 30, 2014.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2014 (UNAUDITED)

		Value
PREFERRED SECURITIES - (Continued)
6,000	Stifel Financial Corp. PFD 6.70%, 01/15/2022	$ 157,920
6,000	TCF Financial Co. PFD 7.50%, 12/31/2049	157,860
6,000	Triangle Capital Corp. PFD 7.00%, 03/15/2019	155,700
3,979	Weingarten Realty Investors Series F PFD 6.25%, 12/31/2049	99,276

TOTAL FOR PREFERRED SECURITIES (Cost $3,233,002) - 19.88%		3,239,379

REAL ESTATE INVESTMENT TRUSTS - 1.20%
664	HCP, Inc.	27,795
477	Health Care REIT, Inc.	30,094
426	Home Properties, Inc.	26,242
787	National Retail Properties, Inc.	26,860
866	Omega Healthcare Investors, Inc.	30,119
624	Rayonier, Inc.	28,142
843	Weingarten Realty Investors	26,302

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $178,463) - 1.20%		195,554

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 28.69%
150,000	Federal Home Loan Mortgage Credit 2.375%, 01/13/2022	147,731
195,388	Federal Home Loan Mortgage Credit Class AC CMO 2.25%, 02/15/2028	196,111
350,000	Federal Home Loan Mortgage Credit 1.75%, 03/12/2020 **	349,638
200,000	Federal Home Loan Mortgage Credit 0.875%, 03/07/2018	196,178
400,000	Federal Home Loan Mortgage Credit Pool# EJ581466 0.50, 05/13/2016	400,424
4,667	Federal Home Loan Mortgage Credit Pool #1B4069 4.507%, 05/01/2038 **	4,932
34,408	Federal Home Loan Mortgage Credit Pool #407172 2.220%, 09/01/2022 **	34,818
10,509	Federal Home Loan Mortgage Credit Pool #755028 2.845%, 11/01/2018 **	11,103
14,512	Federal Home Loan Mortgage Credit Pool #845590 2.298%, 01/01/2024 **	14,547
18,617	Federal Home Loan Mortgage Credit Pool #845965 2.453%, 01/01/2024 **	19,148
40,000	Federal National Mortgage Association 4.625%, 10/15/2014	40,827
150,000	Federal National Mortgage Association 5.375%, 06/12/2017	169,981
37,041	Federal National Mortgage Association Pool #279880 1.705%, 04/01/2024**	38,204
67,210	Federal National Mortgage Association Pool #462285 2.386%, 06/01/2036**	69,740
27,464	Federal National Mortgage Association Pool #551037 3.867%, 11/01/2020**	28,113
2,083	Federal National Mortgage Association Pool #66380 3.198%, 01/01/2017**	2,111
61,372	Federal National Mortgage Association Pool #745776 2.792%, 07/01/2036**	65,368
14,801	Federal National Mortgage Association Pool #791573 2.545%, 08/01/2034**	14,966
55,964	Federal National Mortgage Association Pool #883017 2.424%, 06/01/2036**	59,944
89,127	Federal National Mortgage Association Pool #888386 2.477%, 03/01/2038**	94,629
11,774	Federal National Mortgage Association Pool #995350 4.581%, 09/01/2038**	12,656
191,421	FNR 2013-41 Class Ae CMO 2.00%	186,985
182,905	FNR 2013-124 Class BD CMO 2.50%	186,830
20,210	Government National Mortgage Association Pool #008062 1.625%, 10/20/2022 **	21,020

** Variable rate security; the coupon rate shown represents the coupon at April 30, 2014.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2014 (UNAUDITED)

		Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - (Continued)
67,642	Government National Mortgage Association Pool #008120 1.625%, 01/20/2023 **	$ 70,255
10,638	Government National Mortgage Association Pool #008228 1.625%, 07/20/2023 **	11,041
11,049	Government National Mortgage Association Pool #008259 1.625%, 08/20/2023 **	11,468
37,976	Government National Mortgage Association Pool #008350 1.625%, 01/20/2024 **	39,445
7,341	Government National Mortgage Association Pool #008375 1.625%, 02/20/2024 **	7,625
8,363	Government National Mortgage Association Pool #008395 1.625%, 03/20/2024 **	8,686
3,832	Government National Mortgage Association Pool #008410 1.625%, 04/20/2024 **	3,990
9,047	Government National Mortgage Association Pool #008421 1.625%, 05/20/2024 **	9,421
6,734	Government National Mortgage Association Pool #008502 1.625%, 09/20/2024 **	6,989
11,451	Government National Mortgage Association Pool #008503 1.625%, 09/20/2024 **	11,885
8,689	Government National Mortgage Association Pool #008565 2.000%, 12/20/2024 **	9,053
12,808	Government National Mortgage Association Pool #008567 2.500%, 12/20/2024 **	13,384
32,681	Government National Mortgage Association Pool #008595 2.000%, 02/20/2025 **	33,981
8,112	Government National Mortgage Association Pool #008660 1.625%, 07/20/2025 **	8,420
23,567	Government National Mortgage Association Pool #080450 1.625%, 09/20/2030 **	24,463
61,695	Government National Mortgage Association Pool #080524 1.625%, 07/20/2031 **	64,041
70,921	Government National Mortgage Association Pool #080569 1.625%, 01/20/2032 **	73,675
7,678	Government National Mortgage Association Pool #080659 1.625%, 12/20/2032 **	7,987
99,626	Government National Mortgage Association Pool #081113 1.625%, 10/20/2034 **	103,642
40,563	Government National Mortgage Association Pool #081727 2.500%, 7/20/2036 **	42,515
103,865	Government National Mortgage Association Pool #082903 2.500%, 08/20/2041 **	106,768
140	Government National Mortgage Association Pool #184737 9.000%, 06/15/2021	141
742	Government National Mortgage Association Pool #314616 8.500%, 04/15/2022	746
2,533	Government National Mortgage Association Pool #335228 7.500%, 12/15/2023	2,798
820	Government National Mortgage Association Pool #343498 8.000%, 02/15/2023	833
503	Government National Mortgage Association Pool #352081 7.000%, 09/15/2023	552
1,979	Government National Mortgage Association Pool #352837 6.500%, 01/15/2024	2,236
1,529	Government National Mortgage Association Pool #353946 7.000%, 02/15/2024	1,549
429	Government National Mortgage Association Pool #358545 7.000%, 08/15/2023	447
1,106	Government National Mortgage Association Pool #426033 6.500%, 04/15/2026	1,249
15,713	Government National Mortgage Association Pool #460203 7.000%, 04/15/2028	17,500
180,701	United States Treasury Inflationary Index Bond 1.875%, 07/15/2015	189,129
174,290	United States Treasury Inflationary Index Bond 2.500%, 07/15/2016	191,024
236,118	United States Treasury Inflationary Index Bond 2.000%, 01/15/2016	250,359
198,896	United States Treasury Inflationary Index Bond 2.000%, 07/15/2014	201,662
174,042	United States Treasury Inflationary Index Bond 2.500%, 07/15/2016	189,828
100,000	United States Treasury Note Bond 2.375%, 02/28/2015	101,891
100,000	United States Treasury Note Bond 3.375%, 11/15/2019	108,188
200,000	United States Treasury Note Bond 2.375%, 07/31/2017	208,719
164,349	U.S. Small Business Admin Pool #508527 3.575%, 02/25/2018***	170,499

TOTAL FOR U.S. GOV'T AGENCIES & OBLIGATIONS (Cost $4,650,953) - 28.69%		4,674,088

** Variable rate security; the coupon rate shown represents the coupon at April 30, 2014.

***Adjustable rate security; the coupon rate shown represents the coupon at April 30, 2014.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2014 (UNAUDITED)

		Value
SHORT-TERM INVESTMENTS - 4.57%
743,886	Fidelity Money Market Portfolio Institutional Class 0.08% **	$ 743,886

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $743,886) - 4.57%		743,886

TOTAL INVESTMENTS (Cost $15,868,476) - 99.36%		16,187,827

OTHER ASSETS LESS LIABILITIES - 0.64%		104,436

NET ASSETS - 100.00%		$16,292,263

** Variable rate security; the coupon rate shown represents the coupon at April 30, 2014.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV LATIN AMERICA FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2014 (UNAUDITED)

		Value
COMMON STOCKS - 89.87%

Air Transportation, Scheduled - 2.12%
7,000	Latam Airlines Group S.A. ADR *	$ 107,310

Aircrafts - 1.70%
2,500	Embraer S.A. (Brazil)	86,000

Airports, Flying Fields & Airport Terminal Services - 2.18%
900	Grupo Aeroportuario del Sureste, SAB de CV ADR	110,025

Basic & Diversified Chemicals - 4.22%
40,000	Alfa, SAB de CV (Mexico)	105,363
29,000	Mexichem SAB de CV (Mexico)	107,963
		213,326
Beverages - 1.65%
11,500	Ambev S.A. (Brazil)	83,375

Bottled & Canned Soft Drinks & Carbonated Waters - 1.79%
1,000	Fomento Economico ADR	90,770

Cement, Hydraulic - 2.54%
10,168	Cemex, S.A.B. de C.V. (Mexico)	128,524

Chemical Manufacturing - 1.56%
5,800	Braskem S.A. ADR	78,880

Commercial Banks, NEC - 10.39%
900	Banco de Chile ADR	69,633
5,150	Banco Bradesco ADR	76,580
1,500	Bancolombia S.A. ADR	85,395
5,000	CorpBanca S.A. ADR	88,250
600	Creditcorp Ltd. (Peru)	89,550
17,500	Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	116,050
		525,458
Crude Petroleum & Natural Gas - 2.14%
7,300	Petroleo Brasileiro S.A. ADR Class A	108,040

Electric Services - 5.17%
11,311	Comp Energetica de Minas Gerai ADR	85,285
1,800	Empresa Nacional de Electricid ADR	79,326
6,000	Enersis S.A. ADR	96,600
		261,211
Food Manufacturing - 5.17%
16,500	Gruma S.A.B. de C.V. (Mexico) *	145,816
50,000	Grupo Lala SAB de C.V. (Mexico)	115,838
		261,654

* Non-income producing securities during the period.

ADR - American Depository Receipt.  ADR's are issued in the United States.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV LATIN AMERICA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2014 (UNAUDITED)

		Value
Gold & Silver Ores - 1.41%
5,500	Compania de Minas Buenaventura Series B ADR	$ 71,500

Heavy Construction Other Than Building Construction - Contractors - 2.43%
8,800	Promotora y Operadora de Infraestructura SAB de C.V. (Mexico) *	123,038

Household Products - 1.95%
38,000	Kimberly-Clark de Mexico SAB (Mexico)	98,816

Industrial Inorganic Chemicals - 1.63%
2,200	Ecopetrol S.A. ADR	82,478

Malt Beverages - 1.49%
3,200	CIA Cervecerias Unidas ADR	75,424

Meat Packing Plants - 1.48%
3,300	BRF-Brasil Foods S.A. ADR	74,580

Metal Mining - 7.47%
18,000	Banregio Grupo Financiero (Mexico)	104,062
29,000	Grupo Mexico SAB de CV (Mexico)	87,120
3,000	Southern Copper Corp.	90,420
7,300	Vale S.A. ADR	96,506
		378,108
Retail-Bakery Products - 3.15%
28,000	Grupo Bimbo SAB de CV (Mexico)	77,372
50,000	Grupo Sanborns SA de C.V. (Mexico)	82,119
		159,491
Retail-Department Stores - 2.16%
10,600	El Puerto de Liverpool S.A. (Mexico)	109,197

Retail-Grocery Stores - 1.50%
1,600	Brasileira de Distribuicao Class A ADR	76,096

Retail-Miscellaneous Retail - 1.37%
6,900	Cencosud S.A. ADR	69,414

Retail-Mass Merchants - 2.23%
44,500	Wal-Mart de Mexico S.A de CV (Mexico)	112,555

State Commercial Banks - 2.19%
6,780	Itau Unibanco Holding S.A. ADR	110,921

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.35%
11,400	Gerdau S.A. ADR	68,514

* Non-income producing securities during the period.

ADR - American Depository Receipt.  ADR's are issued in the United States.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV LATIN AMERICA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2014 (UNAUDITED)

				Value
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 3.27%
1,800	Tenaris S.A. ADR			$ 79,290
3,000	Ternium S.A. ADR *			85,980
				165,270
Sugar & Confectionery Products - 1.58%
6,600	Cosan Ltd. Class A (Brazil) *			80,058

Telephone Communications (No Radio Telephone) - 6.88%
6,000	America Movil SAB de C.V. ADR			120,480
4,900	Telefonica Brasil S.A. ADR			103,880
4,600	Tim Participacoes S.A. ADR *			123,786
				348,146
Television Broadcasting Stations - 2.53%
3,900	Grupo Televisa S.A. ADR			127,959

Water Supply - 1.27%
6,800	Companhia de Saneamento Basico ADR			64,464

Wholesale-Beer, Wine & Distilled Alcoholic Beverages - 1.90%
2,300	Vina Concha Y Toro S.A.VCO ADR			96,324

TOTAL FOR COMMON STOCKS (Cost $4,704,970) - 89.87%				4,546,926

EXCHANGE TRADED FUNDS - 5.44%
4,900	Global X InterBolsa FTSE Colombia			93,198
2,600	iShares MSCI All Peru Capped Index Fund			89,882
2,000	iShares MSCI Chile Invest Markt Index Fund			92,060

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $318,873) - 5.44%				275,140

REAL ESTATE INVESTMENT TRUSTS - 1.81%
28,000	Fibra Uno Admistracion S.A. (Mexico)			91,502

REAL ESTATE INVESTMENT TRUSTS (Cost $98,130) - 1.81%				91,502

SHORT TERM INVESTMENTS - 2.07%
104,449	Fidelity Money Market Portfolio Institutional Class 0.08% **			104,449

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $104,449) - 2.07%				104,449

TOTAL INVESTMENTS (Cost $5,226,422) - 99.19%				5,018,017

OTHER ASSETS LESS LIABILITIES - 0.81%				40,733

NET ASSETS - 100.00%				$ 5,058,750

Country Breakdown - as a % of Total Investments
Brazil	5.0%	Peru	2.0%
Mexico	32.0%	United States	61.0%

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the coupon at April 30, 2014.

ADR - American Depository Receipt.  ADR's are issued in the United States.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2014 (UNAUDITED)

Assets:	Epiphany FFV Fund	Epiphany FFV Strategic Income Fund	Epiphany FFV Latin America Fund
Investments in Securities, at Value
(Cost $24,377,813; $15,868,476; & $5,226,422, respectively)	$ 27,312,602	$16,187,827	$5,018,017
Cash	17,814	1,468	624
Receivables:
Dividends and Interest	7,580	75,443	18,354
Receivable from Advisor	-	21,075	23,142
Shareholder Subscriptions	3,321	699	416
Prepaid Expenses	25,348	21,986	9,974
Total Assets	27,366,665	16,308,498	5,070,527
Liabilities:
Payables:
Shareholder Redemptions	9,900	2,085	-
Accrued Advisory Fees	2,280	-	-
Accrued Distribution Fees	3,795	692	494
Accrued Trustee Fees	750	675	700
Other Accrued Expenses	12,123	12,783	10,583
Total Liabilities	28,848	16,235	11,777
Net Assets	$ 27,337,817	$16,292,263	$5,058,750

Net Assets Consist of:
Paid In Capital	$ 22,943,708	$15,796,009	$5,432,333
Accumulated Undistributed Net Investment Income (Loss)	(42,532)	144,809	33,113
Accumulated Undistributed Realized Gain (Loss) on Investments	1,501,852	32,094	(198,291)
Unrealized Appreciation (Depreciation) in Value of Investments	2,934,789	319,351	(208,405)
Net Assets	$ 27,337,817	$16,292,263	$5,058,750

Net Asset Value Per Share

Class N
Net Assets	$ 16,709,346	$11,278,497	$3,943,621
Shares of beneficial interest outstanding	1,373,205	1,072,821	427,966
Net asset value per share	$ 12.17	$ 10.51	$ 9.21
Redemption price per share (a)	$ 11.92	$ 10.30	$ 9.03

Class A
Net Assets	$ 3,842,136	$ 4,365,072	$1,099,875
Shares of beneficial interest outstanding	315,031	413,072	119,183
Net asset value per share	$ 12.20	$ 10.57	$ 9.23
Redemption price per share (a)	$ 11.95	$ 10.36	$ 9.04
Offering price per share (maximum sales charge of 5.00%)	$ 12.84	$ 11.12	$ 9.71

Class C
Net Assets	$ 6,786,335	$ 648,694	$ 15,254
Shares of beneficial interest outstanding	563,481	61,815	1,658
Net asset value per share (b)	$ 12.04	$ 10.49	$ 9.20
Redemption price per share (a)	$ 11.80	$ 10.28	$ 9.02

(a)  A redemption fee of 2.00% is imposed in the event of certain redemption transactions within sixty days of purchase.

(b) A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within one year of purchase.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS

STATEMENT OF OPERATIONS

For the six months ended April 30, 2014 (UNAUDITED)

	Epiphany FFV Fund	Epiphany FFV Strategic Income Fund	Epiphany FFV Latin America Fund
Investment Income:
Dividends (a)	$ 230,405	$ 123,804	$ 91,316
Interest	261	95,263	27
Total Investment Income	230,666	219,067	91,343

Expenses:
Advisory Fees	94,220	37,056	23,521
Distribution Fees:
Class N	18,636	12,758	4,526
Class A	4,517	5,030	1,337
Class C	33,016	2,959	70
Transfer Agent	20,991	15,853	9,427
Administrative	6,530	6,148	6,146
Registration	12,634	13,708	8,642
Audit	4,591	3,992	5,392
Shareholder Service (Non 12b-1)	498	496	497
Legal	4,936	5,875	5,552
Custody	2,706	4,215	3,630
Printing	2,504	1,680	912
Insurance	3,645	2,849	1,529
Compliance Officer	7,892	9,480	7,572
Trustee	3,957	4,050	4,075
Other	7,894	8,049	6,960
Total Expenses	229,167	134,198	89,788
Fees Waived and Reimbursed by the Advisor	(15,963)	(39,339)	(48,574)
Net Expenses	213,204	94,859	41,214

Net Investment Income	17,462	124,208	50,129

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,502,212	5,700	(73,704)
Realized Capital Gains from Registered Investment Companies	-	27,986	-
Realized Gain on Options Written and Purchased	-	19,647	-
Net Change in Unrealized Appreciation (Depreciation) on Investments,
Options and Foreign Currency Transactions	164,559	207,524	(95,812)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	1,666,771	260,857	(169,516)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,684,233	$ 385,065	$ (119,387)

(a) Net of Foreign withholding taxes of $1,470, $0, and $4,556, respectively.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) For the Six Months Ended 4/30/2014	(Audited) For the Year Ended 10/31/2013

Increase in Net Assets From Operations:
Net Investment Income	$ 17,462	$ 72,032
Net Realized Gain on Investments and Options	1,502,212	2,739,837
Net Change in Unrealized Appreciation on Investments	164,559	1,335,253
Net Increase in Net Assets Resulting from Operations	1,684,233	4,147,122

Distributions to Shareholders from:
Net Investment Income:
Class N	(34,702)	(94,654)
Class A	(8,321)	(12,313)
Class C	-	(110)
Realized Gains:
Class N	(1,605,427)	(200,689)
Class A	(395,585)	(22,302)
Class C	(738,904)	(2,623)
Net Change in Net Assets from Distributions	(2,782,939)	(332,691)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class N	2,974,310	4,600,330
Class A	496,569	1,878,219
Class C	150,889	5,904,857
Shares Issued on Reinvestment of Dividends
Class N	1,520,745	286,378
Class A	380,620	29,245
Class C	738,904	2,733
Cost of Shares Redeemed:
Class N	(1,114,859)	(5,339,305)
Class A	(187,130)	(394,756)
Class C	(310,831)	(117,616)
Redemption Fees	2,564	2,121
Net Increase from Shareholder Activity	4,651,781	6,852,206

Net Assets:
Net Increase in Net Assets	3,553,075	10,666,637
Beginning of Period	23,784,742	13,118,105
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(42,532) and $(16,971), respectively)	$ 27,337,817	$ 23,784,742

Share Activity
Class N:
Shares Sold	248,081	394,438
Shares Reinvested	129,720	27,689
Shares Redeemed	(93,075)	(465,632)
Net Increase/(Decrease) in Shares of Beneficial Interest Outstanding	284,726	(43,505)

Class A:
Shares Sold	40,390	160,307
Shares Reinvested	32,385	2,797
Shares Redeemed	(15,405)	(36,290)
Net Increase in Shares of Beneficial Interest Outstanding	57,370	126,814

Class C:
Shares Sold	12,529	507,770
Shares Reinvested	63,588	270
Shares Redeemed	(25,782)	(9,641)
Net Increase in Shares of Beneficial Interest Outstanding	50,335	498,399

The accompanying notes are an integral part of these financial statements

EPIPHANY FFV STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) For the Six Months Ended 4/30/2014	(Audited) For the Year Ended 10/31/2013

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 124,208	$ 370,023
Net Realized Gain on Investments	53,333	11,870
Net Change in Unrealized Appreciation (Depreciation) on Investments	207,524	(242,070)
Net Increase in Net Assets Resulting from Operations	385,065	139,823

Distributions to Shareholders from:
Net Investment Income:
Class N	(68,970)	(210,203)
Class A	(27,878)	(65,226)
Class C	(2,314)	(7,209)
Realized Gains:
Class N	-	(19,471)
Class A	-	(5,505)
Class C	-	(748)
Net Change in Net Assets from Distributions	(99,162)	(308,362)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class N	1,474,375	1,721,031
Class A	738,746	1,603,111
Class C	67,382	192,808
Shares Issued on Reinvestment of Dividends
Class N	66,891	220,315
Class A	24,632	60,488
Class C	2,275	7,814
Cost of Shares Redeemed:
Class N	(421,404)	(1,960,059)
Class A	(163,520)	(408,161)
Class C	(24)	(5,104)
Redemption Fees	80	1,538
Net Increase from Shareholder Activity	1,789,433	1,433,781

Net Assets:
Net Increase in Net Assets	2,075,336	1,265,242
Beginning of Period	14,216,927	12,951,685
End of Period (Including Accumulated Undistributed Net
Investment Income of $144,809 and $119,763, respectively)	$ 16,292,263	$ 14,216,927

Share Activity
Class N:
Shares Sold	141,293	167,779
Shares Reinvested	6,455	21,114
Shares Redeemed	(40,646)	(187,257)
Net Increase in Shares of Beneficial Interest Outstanding	107,102	1,636

Class A:
Shares Sold	70,861	152,866
Shares Reinvested	2,366	5,769
Shares Redeemed	(15,729)	(39,076)
Net Increase in Shares of Beneficial Interest Outstanding	57,498	119,559

Class C:
Shares Sold	6,477	18,380
Shares Reinvested	220	749
Shares Redeemed	(2)	(488)
Net Increase in Shares of Beneficial Interest Outstanding	6,695	18,641

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV LATIN AMERICA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) For the Six Months Ended 4/30/2014	(Audited) For the Year Ended 10/31/2013

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 50,129	$ 33,299
Net Realized Loss on Investments and Foreign Currency Transactions	(73,704)	(109,933)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions	(95,812)	(95,889)
Net Decrease in Net Assets Resulting from Operations	(119,387)	(172,523)

Distributions to Shareholders from:
Net Investment Income:
Class N	(6,295)	(31,820)
Class A	(1,916)	(7,083)
Class C	-	-
Net Change in Net Assets from Distributions	(8,211)	(38,903)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class N	514,103	2,549,933
Class A	93,759	1,209,906
Class C	2,460	13,500
Shares Issued on Reinvestment of Dividends
Class N	6,280	31,678
Class A	1,882	7,058
Class C	-	-
Cost of Shares Redeemed:
Class N	(290,057)	(341,300)
Class A	(78,236)	(42,520)
Class C	(1,500)	-
Redemption Fees	185	158
Net Increase from Shareholder Activity	248,876	3,428,413

Net Assets:
Net Increase in Net Assets	121,278	3,216,987
Beginning of Period	4,937,472	1,720,485
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $33,113 and $(8,805), respectively)	$ 5,058,750	$ 4,937,472

Share Activity
Class N:
Shares Sold	58,313	255,327
Shares Reinvested	724	3,675
Shares Redeemed	(32,645)	(35,779)
Net Increase in Shares of Beneficial Interest Outstanding	26,392	223,223

Class A:
Shares Sold	10,393	120,362
Shares Reinvested	217	818
Shares Redeemed	(8,778)	(4,427)
Net Increase in Shares of Beneficial Interest Outstanding	1,832	116,753

Class C:
Shares Sold	284	1,447
Shares Reinvested	-	-
Shares Redeemed	(173)	-
Net Increase in Shares of Beneficial Interest Outstanding	111	1,447

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV FUND - CLASS N

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 4/30/2014		Fiscal Year Ended
			10/31/ 2013	10/31/ 2012	10/31/ 2011	10/31/ 2010	10/31/ 2009

Net Asset Value, at Beginning of Period	$ 12.82		$ 10.27	$ 9.27	$ 8.85	$ 7.63	$ 7.02

Income From Investment Operations:
Net Investment Income (Loss) *	0.02		0.07	0.10	0.07	0.04	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	0.80		2.74	0.99	0.40	1.22	0.61
Total from Investment Operations	0.82		2.81	1.09	0.47	1.26	0.67

Distributions:
From Net Investment Income	(0.03)		(0.08)	(0.09)	(0.05)	(0.04)	(0.06)
From Net Realized Gain	(1.44)		(0.18)	-	-	-	-
Total from Distributions	(1.47)		(0.26)	(0.09)	(0.05)	(0.04)	(0.06)

Redemption Fees ***	-		-	-	-	-	-

Net Asset Value, at End of Period	$ 12.17		$ 12.82	$ 10.27	$ 9.27	$ 8.85	$ 7.63

Total Return **	6.87%	(b)	27.97%	11.85%	5.31%	16.53%	9.76%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 16,709		$ 13,952	$ 11,622	$ 8,608	$ 5,374	$ 2,724
Before Waiver
Ratio of Expenses to Average Net Assets	1.63%	(a)	2.20%	2.43%	3.16%	3.77%	8.22%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.20%	(a)	(0.11%)	0.07%	(0.90%)	(1.64%)	(5.87%)
After Waiver
Ratio of Expenses to Average Net Assets	1.50%	(a)	1.50%	1.50%	1.57%	1.70%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.33%	(a)	0.59%	1.00%	0.69%	0.43%	0.84%
Portfolio Turnover	40.28%	(b)	82.73%	46.98%	84.00%	174.00%	41.00%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

(a) Annualized

(b) Not annualized

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 4/30/2014		Fiscal Year Ended
			10/31/ 2013	10/31/ 2012	10/31/ 2011	10/31/ 2010	10/31/ 2009

Net Asset Value, at Beginning of Period	$ 12.84		$ 10.29	$ 9.28	$ 8.87	$ 7.62	$ 7.02

Income From Investment Operations:
Net Investment Income *	0.02		0.06	0.10	0.07	0.03	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	0.81		2.75	1.00	0.39	1.25	0.60
Total from Investment Operations	0.83		2.81	1.10	0.46	1.28	0.66

Distributions:
From Net Investment Income	(0.03)		(0.09)	(0.09)	(0.05)	(0.03)	(0.06)
From Net Realized Gain	(1.44)		(0.17)	-	-	-	-
Total from Distributions	(1.47)		(0.26)	(0.09)	(0.05)	(0.03)	(0.06)

Redemption Fees ***	-		-	-	-	-	-

Net Asset Value, at End of Period	$ 12.20		$ 12.84	$ 10.29	$ 9.28	$ 8.87	$ 7.62

Total Return **	6.93%	(b)	27.87%	11.93%	5.21%	16.88%	0.10%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,842		$ 3,309	$ 1,346	$ 518	$ 199	$ 84
Before Waiver
Ratio of Expenses to Average Net Assets	1.63%	(a)	2.10%	2.38%	3.24%	3.75%	8.22%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.21%	(a)	(0.11%)	0.07%	(0.93%)	(1.70%)	(5.90%)
After Waiver
Ratio of Expenses to Average Net Assets	1.50%	(a)	1.50%	1.50%	1.56%	1.69%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.33%	(a)	0.49%	0.96%	0.75%	0.36%	0.82%
Portfolio Turnover	40.28%	(b)	82.73%	46.98%	84.00%	174.00%	41.00%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

(a) Annualized

(b) Not annualized

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV FUND - CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 4/30/2014		Fiscal Year Ended
			10/31/ 2013	10/31/ 2012	10/31/ 2011	10/31/ 2010	10/31/ 2009

Net Asset Value, at Beginning of Period	$ 12.71		$ 10.19	$ 9.20	$ 8.80	$ 7.62	$ 7.00

Income From Investment Operations:
Net Investment Income (Loss) *	(0.02)		(0.07)	0.02	(0.01)	(0.02)	0.01
Net Gain (Loss) on Securities (Realized and Unrealized)	0.79		2.77	0.99	0.41	1.21	0.63
Total from Investment Operations	0.77		2.70	1.01	0.40	1.19	0.64

Distributions:
From Net Investment Income	-		(0.01)	(0.02)	-	(0.01)	(0.02)
From Net Realized Gain	(1.44)		(0.17)	-	-	-	-
Total from Distributions	(1.44)		(0.18)	(0.02)	-	(0.01)	(0.02)

Redemption Fees ***	-		-	-	-	-	-

Net Asset Value, at End of Period	$ 12.04		$ 12.71	$ 10.19	$ 9.20	$ 8.80	$ 7.62

Total Return **	6.50%	(b)	27.01%	10.98%	4.55%	15.57%	9.12%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 6,786		$ 6,524	$ 150	$ 55	$ 83	$ 11
Before Waiver
Ratio of Expenses to Average Net Assets	2.37%	(a)	2.59%	3.15%	3.82%	4.51%	8.97%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.53%)	(a)	(0.89%)	(0.74%)	(1.62%)	(2.29%)	(6.42%)
After Waiver
Ratio of Expenses to Average Net Assets	2.25%	(a)	2.25%	2.25%	2.33%	2.45%	2.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.40%	(a)	0.55%	0.16%	0.13%	0.23%	0.29%
Portfolio Turnover	40.28%	(b)	82.73%	46.98%	84.00%	174.00%	41.00%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

(a) Annualized

(b) Not annualized

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND – CLASS N

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 4/30/2014		Fiscal Year Ended				Period Ended 10/31/2010	(a)
			10/31/ 2013	10/31/ 2012	10/31/ 2011

Net Asset Value, at Beginning of Period	$ 10.32		$ 10.46	$ 10.21	$ 10.26		$ 10.00

Income From Investment Operations:
Net Investment Income *	0.09		0.29	0.32	0.37		0.24
Net Gain (Loss) on Securities (Realized and Unrealized)	0.17		(0.19)	0.24	(0.07)		0.22
Total from Investment Operations	0.26		0.10	0.56	0.30		0.46

Distributions:
From Net Investment Income	(0.07)		(0.22)	(0.31)	(0.35)		(0.20)
From Net Realized Gain	-		(0.02)	-	-	***	-
Total from Distributions	(0.07)		(0.24)	(0.31)	(0.35)		(0.20)

Redemption Fees ***	-		-	-	-		-

Net Asset Value, at End of Period	$ 10.51		$ 10.32	$ 10.46	$ 10.21		$ 10.26

Total Return **	2.53%	(c)	0.93%	5.57%	3.04%		4.70%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11,278		$ 9,961	$ 10,089	$ 8,816		$ 3,832
Before Waiver
Ratio of Expenses to Average Net Assets	1.78%	(b)	1.75%	2.19%	3.15%		5.27%	(b)
Ratio of Net Investment Income to Average Net Assets	1.28%	(b)	2.25%	2.18%	1.73%		(0.16%)	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.25%	(b)	1.25%	1.25%	1.25%		1.25%	(b)
Ratio of Net Investment Income to Average Net Assets	1.81%	(b)	2.75%	3.12%	3.63%		3.86%	(b)
Portfolio Turnover	11.80%	(c)	46.81%	56.49%	53.00%		35.00%	(c)

(a) The Epiphany FFV Strategic Income Fund Class N commenced operations on March 1, 2010.

(b) Annualized

(c) Not Annualized

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND – CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 4/30/2014		Fiscal Year Ended				Period Ended 10/31/2010
			10/31/ 2013	10/31/ 2012	10/31/ 2011			(a)

Net Asset Value, at Beginning of Period	$ 10.37		$ 10.51	$ 10.24	$ 10.27		$ 10.00

Income From Investment Operations:
Net Investment Income *	0.09		0.28	0.32	0.38		0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	0.18		(0.19)	0.25	(0.08)		0.26
Total from Investment Operations	0.27		0.09	0.57	0.30		0.31

Distributions:
From Net Investment Income	(0.07)		(0.21)	(0.30)	(0.33)		(0.04)
From Net Realized Gain	-		(0.02)	-	-	***	-
Total from Distributions	(0.07)		(0.23)	(0.30)	(0.33)		(0.04)

Redemption Fees ***	-		-	-	-		-

Net Asset Value, at End of Period	$ 10.57		$ 10.37	$ 10.51	$ 10.24		$ 10.27

Total Return **	2.64%	(c)	0.89%	5.61%	3.05%		3.20%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 4,365		$ 3,688	$ 2,481	$ 752		$ 41
Before Waiver
Ratio of Expenses to Average Net Assets	1.78%	(b)	2.26%	2.16%	3.05%		4.29%	(b)
Ratio of Net Investment Income to Average Net Assets	1.28%	(b)	1.65%	2.15%	1.94%		1.06%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.25%	(b)	1.25%	1.25%	1.25%		1.25%	(b)
Ratio of Net Investment Income to Average Net Assets	1.81%	(b)	2.67%	3.06%	3.73%		4.10%	(b)
Portfolio Turnover	11.80%	(c)	46.81%	56.49%	53.00%		35.00%	(c)

(a) The Epiphany FFV Strategic Income Fund Class A commenced operations on July 28, 2010.

(b) Annualized

(c) Not Annualized

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND – CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 4/30/2014		Fiscal Year Ended				Period Ended 10/31/2010
			10/31/ 2013	10/31/ 2012	10/31/ 2011			(a)

Net Asset Value, at Beginning of Period	$ 10.31		$ 10.46	$ 10.20	$ 10.26		$ 10.00

Income From Investment Operations:
Net Investment Income *	0.06		0.20	0.23	0.30		-	***
Net Gain (Loss) on Securities (Realized and Unrealized)	0.16		(0.18)	0.25	(0.08)		0.26
Total from Investment Operations	0.22		0.02	0.48	0.22		0.26

Distributions:
From Net Investment Income	(0.04)		(0.15)	(0.22)	(0.28)		-
From Net Realized Gain	-		(0.02)	-	-	***	-
Total from Distributions	(0.04)		(0.17)	(0.22)	(0.28)		-

Redemption Fees ***	-		-	-	-		-

Net Asset Value, at End of Period	$ 10.49		$ 10.31	$ 10.46	$ 10.20		$ 10.26

Total Return **	2.15%	(c)	0.16%	4.80%	2.23%		2.70%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 649		$ 568	$ 382	$ 126		$ 12
Before Waiver
Ratio of Expenses to Average Net Assets	2.53%	(b)	2.49%	2.92%	3.74%		6.18%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.54%	(b)	1.40%	1.34%	1.18%		(2.26%)	(b)
After Waiver
Ratio of Expenses to Average Net Assets	2.00%	(b)	2.00%	2.00%	2.01%		2.00%	(b)
Ratio of Net Investment Income to Average Net Assets	1.07%	(b)	1.90%	2.25%	2.91%		1.92%	(b)
Portfolio Turnover	11.80%	(c)	46.81%	56.49%	53.00%		35.00%	(c)

(a) The Epiphany FFV Strategic Income Fund Class N commenced operations on March 1, 2010.

(b) Annualized

(c) Not Annualized

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV LATIN AMERICA FUND – CLASS N

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 4/30/2014		Year Ended 10/31/2013	Period Ended 10/31/2012	(a)

Net Asset Value, at Beginning of Period	$ 9.48		$ 9.61	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.11		0.11	0.03
Net Loss on Securities (Realized and Unrealized)	(0.36)		(0.14)	(0.35)
Total from Investment Operations	(0.25)		(0.03)	(0.32)

Distributions:
From Net Investment Income	(0.02)		(0.10)	(0.07)
From Net Realized Gain	-		-	-
Total from Distributions	(0.02)		(0.10)	(0.07)

Redemption Fees ***	-		-	-

Net Asset Value, at End of Period	$ 9.21		$ 9.48	$ 9.61

Total Return **	(2.68%)	(b)	(0.18%)	(3.12%)	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,944		$ 3,808	$ 1,714
Before Waiver
Ratio of Expenses to Average Net Assets	3.81%	(c)	4.65%	11.40%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.07%	(c)	(1.79%)	(9.08%)	(c)
After Waiver
Ratio of Expenses to Average Net Assets	1.75%	(c)	1.75%	1.75%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.12%	(c)	1.11%	0.56%	(c)
Portfolio Turnover	7.70%	(b)	11.07%	3.33%	(b)

(a) The Epiphany FFV Latin America Fund Class N commenced investment operations on March 12, 2012.

(b) Not annualized

(c) Annualized

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV LATIN AMERICA FUND – CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 4/30/2014		Year Ended 10/31/2013	Period Ended 10/31/2012	(a)

Net Asset Value, at Beginning of Period	$ 9.50		$ 9.59	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.09		0.07	(0.08)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.34)		(0.08)	(0.24)
Total from Investment Operations	(0.25)		(0.01)	(0.32)

Distributions:
From Net Investment Income	(0.02)		(0.08)	(0.09)
From Net Realized Gain	-		-	-
Total from Distributions	(0.02)		(0.08)	(0.09)

Redemption Fees ***	-		-	-

Net Asset Value, at End of Period	$ 9.23		$ 9.50	$ 9.59

Total Return **	(2.66%)	(b)	(0.04%)	(3.14%)	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,100		$ 1,115	$ 6
Before Waiver
Ratio of Expenses to Average Net Assets	3.84%	(c)	3.90%	10.50%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.01%	(c)	(1.41%)	(10.06%)	(c)
After Waiver
Ratio of Expenses to Average Net Assets	1.75%	(c)	1.75%	1.75%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.10%	(c)	0.74%	(1.30%)	(c)
Portfolio Turnover	7.70%	(b)	11.07%	3.00%	(b)

(a) The Epiphany FFV Latin America Fund Class N commenced investment operations on March 12, 2012.

(b) Not annualized

(c) Annualized

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV LATIN AMERICA FUND – CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 4/30/2014		Year Ended 10/31/2013	Period Ended 10/31/2012	(a)

Net Asset Value, at Beginning of Period	$ 9.47		$ 9.57	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.06		(0.12)	(0.13)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.33)		0.02	(0.23)
Total from Investment Operations	(0.27)		(0.10)	(0.36)

Distributions:
From Net Investment Income	-		-	(0.07)
From Net Realized Gain	-		-	-
Total from Distributions	-		-	(0.07)

Redemption Fees ***	-		-	-

Net Asset Value, at End of Period	$ 9.20		$ 9.47	$ 9.57

Total Return **	(2.85%)	(b)	(1.04%)	(3.54%)	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 15		$ 15	$ 1
Before Waiver
Ratio of Expenses to Average Net Assets	4.52%	(c)	4.48%	12.71%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.65%)	(c)	(3.28%)	(12.37%)	(c)
After Waiver
Ratio of Expenses to Average Net Assets	2.50%	(c)	2.50%	2.50%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.37%	(c)	(1.30%)	(2.16%)	(c)
Portfolio Turnover	7.70%	(b)	11.07%	3.00%	(b)

(a) The Epiphany FFV Latin America Fund Class N commenced investment operations on March 12, 2012.

(b) Not annualized

(c) Annualized

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2014 (UNAUDITED)

1.  ORGANIZATION

Epiphany Funds (the "Trust") was organized as an Ohio Business Trust on September 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act").  The Trust currently consists of three funds: the Epiphany FFV Fund (“FFV Fund”); the Epiphany FFV Strategic Income Fund (“Strategic Income Fund”), and Epiphany FFV Latin America Fund (“Latin America Fund”), (individually “Fund” and collectively the “Funds”).  The Trust became effective with the Securities and Exchange Commission on January 5, 2007 and commenced investment operations on January 8, 2007.  Each of the Funds is registered to offer three classes of shares, Class N, Class A and Class C.  Each class differs as to sales and redemption charges, minimum investment amounts and ongoing fees.  Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

The Epiphany FFV Global Ecologic Fund was liquidated and ceased operations effective as of April 28, 2014.

Each of the Funds is diversified and has a separate investment objective.  The investment objective of the FFV Fund is to seek long-term growth of capital.  The investment objective of the Strategic Income Fund is to seek income from investments in income-producing securities.  The investment objective of Latin America Fund is to seek long-term growth of capital. Each Fund invests in securities issued by corporations that demonstrate a commitment to faith and family values as measured by the FFV Scorecard®.  The focus of the screening is to protect the dignity of human life, support and protect employees and their families, and to reasonably safeguard the environment.  The screening is consistent with the USCCB Socially Responsible Investment Guidelines. Business practices are screened in four major areas: Life and Family Exclusions, Social Justice, Environmental Record, and Corporate Governance Practices. The screening process first excludes companies with business activities that are prohibited in the life and family exclusions. Companies that pass the initial screening are then additionally scored to determine their impact on society.  The investment adviser to the Funds is Trinity Fiduciary Partners LLC (the "Adviser"). The sub-adviser to the Strategic Income Fund is Dana Investment Advisors, Inc. (the “Sub-Adviser”).

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2014 (UNAUDITED)

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Options Transactions - The Funds may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio and to generate income or gain for the Funds.  The ability of the Funds to successfully utilize options will depend on the Advisor’s ability to predict pertinent market movements, which cannot be assured.  The Funds will comply with applicable regulatory requirements when implementing these techniques and instruments.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.   When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability.  The liability is thereafter valued to reflect the current value of the option.  If the option is not exercised and expires, or if a Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished.  Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes.  If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a put option that a Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.  When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  See Note 5 for details on options transactions entered into during the year for the Funds.

Federal Income Tax - The Trust has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2014 (UNAUDITED)

Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions taken on its 2010-2012 returns and in the Funds’ 2013 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify its major tax jurisdictions as U.S. Federal and Ohio State.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations.  During the year ended October 31, 2013, the Funds did not incur any interest or penalties.

Cash and Cash Equivalents - The Funds maintain their cash in an account at a regional bank which, at times, may exceed federally insured limits. The Funds have not experienced any losses in such accounts and believe it is not exposed to any significant credit risk on its cash deposits.

Distribution to Shareholders- The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
FFV Fund	Quarterly	Annually
Strategic Income Fund	Monthly	Annually
Latin America Fund	Quarterly	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date.  The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book-tax” differences are either permanent or temporary in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as distributions of paid-in-surplus or tax return of capital.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2014 (UNAUDITED)

Other - Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. When a security in a Fund distributes a non-cash dividend, the non-cash dividend is included in the Fund’s income and the cost basis of the security is adjusted accordingly.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Allocation of Expenses - Expenses specifically attributable to a particular Fund are borne by that Fund.  Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds of the Trust or another reasonable basis.

Share Class Accounting- Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective class shares of the respective Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Subsequent Events - Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no such events requiring disclosure.

3.  FAIR VALUE

Investment Valuation - The net asset value per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading.  Assets for which market quotations are available are valued as follows: (a) securities that are traded on any stock exchange are generally valued at the last quoted sale price, or, if there were no sales on that day, at its last reported bid price; (b) securities traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price; (c) fixed income securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities; (d) short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees of the Trust (the "Board") has determined represents fair value.  When market quotations are not readily available, when the Adviser or the Sub-Adviser determine that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  At April 30, 2014, no securities were fair valued by the Adviser or Sub-Adviser.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2014 (UNAUDITED)

In accordance with the Trust’s good faith pricing guidelines, the Adviser and the Sub-Adviser are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser or the Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Each investment asset or liabilities of the Funds are assigned a level at measurement date based on the significance and source of the inputs to its valuation.  Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2014 (UNAUDITED)

The following is a summary of inputs used as of April 30, 2014 in valuing the Funds’ investments carried at value:

FFV Fund
Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$26,770,974	$ -	$ -	$26,770,974
Real Estate Investment Trusts	300,004			300,004
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	241,624	-	-	241,624
	$27,312,602	$ -	$ -	$27,312,602

Strategic Income Fund
Investments in Securities - Assets	Level 1	Level 2	Level 3	Total

Common Stocks	$815,418	$ -	$ -	$815,418
Closed-End Mutual Funds	589,134			589,134
Corporate Bonds	-	4,394,820	-	4,394,820
Limited Partnerships	158,235	-	-	158,235
Municipal Bonds	-	1,377,313	-	1,377,313
Preferred Securities	3,239,379	-	-	3,239,379
Real Estate Investment Trusts	195,554	-	-	195,554
U.S. Government Agencies and Obligations	-	4,674,088	-	4,674,088
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	743,886	-	-	743,886
	$5,741,606	$10,446,221	$ -	$16,187,827

Latin America Fund
Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$4,546,926	$ -	$ -	$4,546,926
Exchange Traded Funds	275,140	-	-	275,140
Real estate Investment Trusts	91,502	-	-	91,502
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	104,449	-	-	104,449
	$5,018,017	$ -	$ -	$5,018,017

The Funds did not hold any Level 3 assets during the six months ended April 30, 2014. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2014 (UNAUDITED)

4.  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
FFV Fund	$ 12,335,842	$ 10,052,431
Strategic Income Fund	3,530,627	1,694,372
Latin America Fund	597,899	361,924

5.  OPTION TRANSACTIONS

The number of option contracts written and the premiums received by the Strategic Income Fund during the six months ended April 30, 2014, was as follows:

	Number of Contracts	Premiums Received
Options outstanding, October 31, 2013	400	$ 70,627
Options written	-	-
Options exercised	-	-
Options expired	-	-
Options closed	(400)	(70,627)
Options outstanding, April 30, 2014	-	$ -

The number of option contracts purchased and the premiums received by the Strategic Income Fund during the six months ended April 30, 2014, was as follows:

	Number of Contracts	Premiums Paid
Options outstanding, October 31, 2013	400	$ 108,144
Options purchased	280	38,052
Options exercised	-	-
Options expired	-	-
Options terminated	(680)	(146,196)
Options outstanding, April 30, 2014	-	$ -

As of April 30, 2014, the amount of unrealized depreciation and realized loss on option contracts subject to equity price risk amounted to $0 and $19,647, respectively for the Strategic Income Fund.  Such figures can be found on the Statement of Assets & Liabilities and Statement of Operations.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2014 (UNAUDITED)

6.  ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds.  Trinity Fiduciary Partners LLC serves as the Funds’ investment adviser.   Sam Saladino, a Trustee of the Trust, is also the Chief Executive Officer of the Adviser.

Trinity Fiduciary Partners LLC acts as investment adviser for the Funds pursuant to the terms of a Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objective and policies.  As compensation for its services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 0.75% of the average daily net assets of the FFV Fund, 0.50% of the average daily net assets of the Strategic Income Fund, and 1.00% of the average daily net assets of the Latin America Fund. Pursuant to a sub-advisory agreement, the Adviser pays the sub-adviser, Dana Investment Advisors, Inc., a sub-advisory fee, computed on average daily net assets and accrued daily and paid monthly, at the current annual rate of 0.10% of the average daily net assets of the Strategic Income Fund.  For the six-month period ended April 30, 2014, the Adviser earned management fees of, and owed the Funds the following:

FFV Fund

Management Fees Earned for the period ended April 30, 2014
Class N	$55,908
Class A	$13,550
Class C	$24,762
Unpaid Adviser Fees Owed to the Adviser at April 30, 2014: $2,280

Strategic Income Fund

Management Fees Earned for the period ended April 30, 2014
Class N	$25,516
Class A	$10,061
Class C	$1,480
Amounts Owed by the Adviser to the Fund at April 30, 2014: $21,075

Latin America Fund

Management Fees Earned for the period ended April 30, 2014
Class N	$18,103
Class A	$5,348
Class C	$70
Amounts Owed by the Adviser to the Fund at April 30, 2014: $23,142

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2014 (UNAUDITED)

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed to waive, at least until February 28, 2015, a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding brokerage fees and commissions, acquiring fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed 1.50%, 2.25%, and 1.50% per annum for Class A, C, and N, respectively, of the FFV Fund’s, 1.75%, 2.50%, and 1.75% per annum for Class A, C, and N shares respectively, of the Latin America Fund’s, and 1.25%, 2.00%  and 1.25%, per annum for Class A, C, and N shares respectively, of the Strategic Income Fund’s average daily net assets. During the six months ended April 30, 2014, the Adviser waived/reimbursed fees for the Funds as follows:

Fund

Waiver/Reimbursement

FFV Fund

$ 15,963

Strategic Income Fund

$ 39,339

Latin America Fund

$ 48,574

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds’ Operating Expenses are subsequently less than the percentages indicated above the Adviser shall be entitled to reimbursement by the Funds for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds’ expenses to exceed 1.50%, 2.25%, and 1.50% per annum for Class A, C and N shares respectively of the FFV Fund, 1.75%, 2.50%, and 1.75% per annum for Class A, C and N shares respectively, of the Latin America Fund, and 1.25%, 2.00%, and 1.25%, per annum for Class A, C and N shares respectively, of the Strategic Income Fund.  The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).   No amounts will be paid to the Adviser in any fiscal quarter unless the Board determines that reimbursement is in the best interest of each Fund and its shareholders.

As of October 31, 2013 the Adviser had the following waived expenses that may be recovered no later then the dates indicated:

	October 31, 2014	October 31, 2015	October 31, 2016	Total
FFV Fund *	$ 205,057	$ 104,805	$ 110,575	$ 420,437
FFV Strategic Income Fund	$ 122,423	$ 108,035	$ 85,189	$ 315,647
FFV Latin America Fund	$ -	$ 84,733	$ 90,030	$ 174,763

* The FFV Small Cap Fund merged with the FFV Fund on June 22, 2012.  Expenses waivers that were available for recapture for the FFV Small Cap Fund were assigned to the FFV Fund upon completion of the merger, and are available for recapture now by the FFV Fund.  The expense recapture amounts that were assigned to the FFV Fund from the FFV Small Cap Fund were $60,136 that expired on October 31, 2013 and $77,543 that expires on October 31, 2014.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2014 (UNAUDITED)

The Chief Compliance Officer of the Trust (the “CCO”) is appointed by the Trust and is contracted by the Adviser.  The Trust pays the Adviser a fee for providing CCO services, of which each fund pays its share along with other series of the Trust.  In addition, the Trust reimburses the Adviser for out-of-pocket expenses incurred, if any, for providing these services.

The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that a monthly service and/or distribution fee is calculated at annual rates of 0.25%, 0.25% and 1.00% of the average daily net assets attributable to Class A, Class N and C shares, respectively, of each Fund to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation may be provided regardless of 12b-1 expenses incurred.  Please refer to the Statement of Operations for expense breakout by Fund and Class.

Rafferty Capital Markets, LLC (the “Distributor”) serves as the principal underwriter to the Funds pursuant to a distribution agreement.  Class N shares are offered at net asset value (“NAV”) with no front-end sales charge nor do they incur a sales charge at the time of redemption.  Class A shares are offered at NAV plus a front-end sales charge of up to 5%.  The front-end sales charge is determined by the amount of your investment and is reduced on purchases exceeding $50,000.  Class C shares are offered at NAV with no front-end sales charge.  If you sell your Class C shares within one year of purchase, the shares will be subject to a 1% contingent deferred sales charge (“CDSC”).  The CDSC is deduction from the redemption proceeds.  The Distributor retains the fees in connection with the sales and redemptions of both Class A and Class C shares.

7.  REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the respective Fund.  For the six months ended April 30, 2014, there were $2,564 of redemption fees assessed in the FFV Fund, $80 of redemption fees assessed to Strategic Income Fund, and $185 of redemption fees assessed to Latin America Fund.  The redemption fees are included in paid in capital of each Fund, and is reported on the Statements of Changes in Net Assets.

8.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the six months ended April 30, 2014, was as follows:

	Ordinary Income	Capital Gains	Total
FFV Fund	$ 43,023	$ 2,739,916	$ 332,691
Strategic Income Fund	$ 99,162	$ -	$ 99,162
Latin America Fund	$ 8,211	$ -	$ 8,211

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2014 (UNAUDITED)

The tax character of distributions for the year ended October 31, 2013, was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
FFV Fund	$ 107,077	$ 225,614	$ 332,691
FFV Strategic Income Fund	$ 282,638	$ 25,724	$ 308,362
Latin America Fund	$ 38,903	$ -	$ 38,903

9. TAX MATTERS

The Funds’ tax basis capital gains and losses are determined annually at the end of each fiscal year.  For tax purposes, at October 31, 2013, the following represents the tax basis capital gains and losses:

	FFV Fund	FFV Strategic Income Fund	FFV Latin America Fund

Undistributed ordinary income	$ 544,673	$ 89,293	$ -
Accumulated realized gains	$ 2,189,000	$ -	$ -

Capital Loss Carry-forwards (a)
Long-Term	$ -	$ -	$ 47,598
Short-Term	$ -	$ -	$ 76,989
	$ -	$ -	$ 124,587

(a) The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

As of October 31, 2013, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each of the Funds were as follows:

	FFV Fund	FFV Strategic Income Fund	FFV Latin America Fund

Gross unrealized appreciation on investment securities,	$ 3,137,674	$ 385,875	$ 360,671
Gross unrealized depreciation on investment securities	(378,533)	(274,048)	(468,504)
Net unrealized appreciation (depreciation) on investment securities	$ 2,759,141	$ 111,827	$(107,833)

Cost of investment securities (including short-term Investments)**
	$21,003,083	$13,935,915	$5,014,138

** The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes, if applicable.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2014 (UNAUDITED)

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year-end is distributed in the following year.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending October 31, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of April 30, 2014, Charles Schwab & Co., for the benefit of others, in aggregate, owned approximately 35.54% of the Strategic Income Fund and may be deemed to control the Fund. As of April 30, 2014, Pershing LLC, for the benefit of others, in aggregate, owned approximately 34.35%of the Latin America Fund and may be deemed to control the Fund.

EPIPHANY FUNDS

EXPENSE ILLUSTRATION

APRIL 30, 2014 (UNAUDITED)

Expense Example

As a shareholder of the Fund(s), you incur ongoing costs which consist of management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2013 through April 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

EPIPHANY FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

APRIL 30, 2014 (UNAUDITED)

Epiphany FFV Fund Class N
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2013	April 30, 2014	November 1, 2013 to April 30, 2014

Actual	$1,000.00	$1,068.73	$7.69
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Epiphany FFV Fund Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2013	April 30, 2014	November 1, 2013 to April 30, 2014

Actual	$1,000.00	$1,069.33	$7.70
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Epiphany FFV Fund Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2013	April 30, 2014	November 1, 2013 to April 30, 2014

Actual	$1,000.00	$1,065.03	$11.52
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.64	$11.23

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EPIPHANY FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

APRIL 30, 2014 (UNAUDITED)

Epiphany FFV Strategic Income Fund Class N
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2013	April 30, 2014	November 1, 2013 to April 30, 2014

Actual	$1,000.00	$1,025.28	$6.28
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.60	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Epiphany FFV Strategic Income Fund Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2013	April 30, 2014	November 1, 2013 to April 30, 2014

Actual	$1,000.00	$1,026.35	$6.28
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.60	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Epiphany FFV Strategic Income Fund Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2013	April 30, 2014	November 1, 2013 to April 30, 2014

Actual	$1,000.00	$1,021.46	$10.02
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.88	$9.99

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EPIPHANY FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

APRIL 30, 2014 (UNAUDITED)

Epiphany FFV Latin America Fund Class N
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2013	April 30, 2014	November 1, 2013 to April 30, 2014

Actual	$1,000.00	$973.22	$8.56
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.12	$8.75

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Epiphany FFV Latin America Fund Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2013	April 30, 2014	November 1, 2013 to April 30, 2014

Actual	$1,000.00	$973.36	$8.56
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.12	$8.75

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Epiphany FFV Latin America Fund Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2013	April 30, 2014	November 1, 2013 to April 30, 2014

Actual	$1,000.00	$971.49	$12.22
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.40	$12.47

* Expenses are equal to the Fund's annualized expense ratio of 2.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EPIPHANY FUNDS

TRUSTEES AND OFFICERS

APRIL 30, 2014 (UNAUDITED)

Management Information. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-800-320-2185.

Name Address and Age	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[1]	Other Directorships Held by Trustee
Robert J. Mitchell 306 W. 7th St., Suite 888 Fort Worth, TX 76102 Age: 67	Trustee	Indefinite/ Dec. 2006- present	Executive Recruiter, Whitney Smith Company, since 2014. Insurance Producer, Mitchell & Moroneso Insurance Services, Inc., (1988-2013)	3	Principal, Board Member, Mitchell & Moroneso IS, Inc.
William Reichenstein Baylor University Hankamer School of Business Waco, TX76798 Age: 62	Trustee	Indefinite/ Dec. 2006 - present	Professor of Finance, Baylor University, since 1990 Principal, Retiree, Inc. since 2008	3	Independent Director, CM Advisors Family of Funds
Joseph Kenneth Dalton 3613 Lands End St. Fort Worth, TX76109 Age: 73	Trustee	Indefinite/ June 2009 - present	Retired	3	Independent Director, Rydex Mutual Funds and Rydex Variable Annuities; Advisory Director, AA Sleeper Cab Co.

1The “Fund Complex” consists of the Epiphany FFV Fund, the Epiphany FFV Strategic Income Fund, and Epiphany FFV Latin America Fund.

EPIPHANY FUNDS

TRUSTEES AND OFFICERS (CONTINUED)

APRIL 30, 2014 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address and Age	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[1]	Other Directorships Held by Trustee
Samuel J. Saladino, III [2] 106 Decker Ct., Suite 226 Irving, TX 75062 Age: 40	President, Chairman and Trustee	Indefinite/ Dec. 2006 – present (Trustee since Sept. 2006)	Chief Executive Officer, Trinity Fiduciary Partners, LLC, investment adviser, since 2005.	3	None
C. Elizabeth Fahy 106 Decker Ct., Suite 226 Irving, TX 75062 Age: 37	General Counsel, Secretary and Chief Compliance Officer	Indefinite/ Nov. 2011- present (General Counsel and Secretary since Sept. 2012)	Chief Compliance Officer, Trinity Fiduciary Partners, LLC since 2011. Attorney, U.S. Dept. of Labor, (2002-2010)	N/A	None
Nancy P. Benson 106 Decker Ct., Suite 226, Irving, TX 75062 Age: 42	Treasurer	Indefinite / May 2012- present	President, Trinity Fiduciary Partners, LLC since 2010. Managing Director of Treasury and Investor Relations of Pier 1 Imports (2002-2010).	N/A	None

1The “Fund Complex” consists of the Epiphany FFV Fund, the Epiphany FFV Strategic Income Fund, and Epiphany FFV Latin America Fund.

2 Samuel J. Saladino, III is considered an “Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Trust and Chief Executive Officer of the Fund’s investment adviser.

EPIPHANY FUNDS

ADDITIONAL INFORMATION

APRIL 30, 2014 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (800) 320-2185 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on July 31 and January 31. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-800-320-2185.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-800-320-2185.

This Page Was Left Blank Intentionally

INVESTMENT ADVISOR

Trinity Fiduciary Partners LLC

106 Decker Court, Suite 226

Irving, TX  75062

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA  19001

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH  45202

CUSTODIAN

The Huntington National Bank, NA

41 South High Street

Columbus, OH  43216

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Epiphany Funds

By /s/ Samuel J. Saladino, III

      Samuel J. Saladino, III

      President

Date: July 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Samuel J. Saladino, III

      Samuel J. Saladino, III

      President

Date: July 1, 2014

By /s/Nancy P. Benson

      Nancy P. Benson

      Treasurer

Date: July 1, 2014